Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations
Schedule of results of operations and cash flows of the discontinued operations and gain on disposal of discontinued operations

For the Year Ended December 31,
2020
Revenues	870
Cost of sales	(2,437)
Gross loss	(1,567)
Operating expenses	(1,423)
Loss from operations of discontinued operations	(2,990)
Loss from discontinued operations before income tax expense	(2,990)
Net loss from discontinued operations, net of tax	(2,990)

For the Year Ended December 31,
2020
Net cash provided by discontinued operating activities	148
Net cash provided by discontinued investing activities	59,705

The following table presents the gain on disposal of discontinued operations related to the disposal of SEV battery packs business for the year ended December 31, 2020:

For the Year Ended
December 31, 2020
Cash consideration received for sale of SEV battery packs business	60,000
Carrying value of net assets transferred	(42,637)
Gain on disposal of discontinued operations	17,363